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                                                        ------------------------
APPENDIX I                    UNITED STATES                   OMB APPROVAL
                   SECURITIES AND EXCHANGE COMMISSION   ------------------------
                         Washington, D.C. 20549         OMB Number:    3235-0456
                                                        Expires: August 31, 2000
                               FORM 24F-2               Estimated average burden
                    Annual Notice of Securities Sold    hours per response.....1
                         Pursuant to Rule 24F-2         ------------------------

            Read instructions at end of Form before preparing Form.

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  1.   Name and address of Issuer:

                    VA-I Separate Account of
                    First UNUM Life Insurance Company
                    120 White Plains Road
                    Tarrytown, NY 10591
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  2.   The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or
       classes):    [_]

                    N/A


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  3.   Investment Company Act File Number:  811-6455

       Securities Act File Number:  33-43763


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  4(a).Last day of fiscal year for which this Form is filed:

                    12-31-1997


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  4(b).[_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year.) (See Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c).[_]  Check box if this is the last time the Issuer will be filing this
            Form.



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  5.  Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                         $2,781,514
                                                                    ------------
      (ii)   Aggregate price of securities redeemed
             or repurchased during the fiscal year:    $24,052,435
                                                       -----------
      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission:                               $
                                                       -----------
      (iv)   Total available redemption credits [add
             Items 5(ii) and 5(iii)]:                               $24,052,435
                                                                    ------------
      (v)    Net sales - If Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                       $
                                                                    ------------
     --------------------------------------------------------------
      (vi)   Redemption credits available for use in    $(21,270,921)
             future years -- If Item 5(i) is less than  --------------
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:

     --------------------------------------------------------------

      (vii)  Multiplier for determining registration
             fee (See instruction C.9):                             X    .000295
                                                                    ------------

      (viii) Registration fee due [multiply Item 5(v)              =$          0
             by Item 5(vii)] (enter "0" if no fee is                ============
             due):

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  6.  Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
      fiscal years, then state that number here:          .
                                                ----------
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  7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                   +$
                                                                    ------------

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  8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7):

                                                                   =$          0
                                                                    ============

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  9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                    N/A

        Method of Delivery:

                        [_]  Wire Transfer
                        [_]  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Diane M. Garofalo
                         -------------------------------------------------------
                         Diane M. Garofalo, Sr. Vice President
                         -------------------------------------------------------

Date    2/26/1998
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 *Please print the name and title of the signing officer below the signature.